Deferred debt issuance cost	12 Months Ended
Dec. 31, 2014
Deferred Finance Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets [Text Block]
10. Deferred debt issuance cost

Debt issuance costs are deferred and amortized to interest expense over the term of the related debt. The deferred debt issuance costs are comprised of the following amounts:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
	(Restated)	(Restated)
Total deferred debt issuance cost	$19,283	$11,258
Accumulated amortization	(5,153)	(791)
Total deferred debt issuance cost, net	14,130	10,467

Current deferred debt issuance cost	2,574	2,725
Long term deferred debt issuance cost	11,556	7,742
Total deferred debt issuance cost	$14,130	$10,467

Amortization of deferred debt issuance cost for the years ended December 31, 2014 (restated), 2013 and 2012 was $4,362, $379 and $379, respectively. The Mooring tranche of the Lampung facility was repaid July 3, 2014 and the deferred debt issuance cost for that tranche of $1,747 was fully amortized for the year ended December 31, 2014. Due to an early repayment of the Lampung facility of $7.9 million for the year ended December 31, 2014, the amortization included a write down of debt issuance cost of $495.